Form N-CSR Cover	12 Months Ended
Jan. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust II
Entity Central Index Key	0000878663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026